Staff costs (Narrative) (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of net defined benefit liability (asset) [line items]
Salaries	£ 2,285	£ 2,373	£ 2,269
Post-retirement benefits	176	184	302
Software [member] | Internally generated [member]
Disclosure of net defined benefit liability (asset) [line items]
Salaries	156	123	54
Defined contribution Schemes [member]
Disclosure of net defined benefit liability (asset) [line items]
Post-retirement benefits	127	126	99
Pension defined benefit plans [member]
Disclosure of net defined benefit liability (asset) [line items]
Post-retirement benefits	£ 49	£ 57	£ 203